Consolidated Statements of Changes in Shareholders' Equity (USD $)	Common stock [Member]	Preferred stock [Member]	Additional Paid in Capital [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated other comprehensive income [Member]	Treasury stock [Member]	Total
Balances at Dec. 31, 2009	$ 11,899,783	$ 2,500,000	$ 26,192,359	$ (1,192,409)	$ 112,882	$ (2,622,777)	$ 36,889,838
Balances (in shares) at Dec. 31, 2009	4,549,812	25
Comprehensive income
Net income	0	0	0	3,946,008	0	0	3,946,008
Net unrealized holding on securities available-for-sale, net of tax	0	0	0	0	(36,225)	0	(36,225)
Total comprehensive income							3,909,783
Cash dividends declared - common stock	0	0	0	(2,197,251)	0	0	(2,197,251)
Cash dividends declared - preferred stock	0	0	0	(187,500)	0	0	(187,500)
Issuance of common stock	186,755	0	526,044	0	0	0	712,799
Issuance of common stock (in shares)	74,702	0
Balances at Dec. 31, 2010	12,086,538	2,500,000	26,718,403	368,848	76,657	(2,622,777)	39,127,669
Balances (in shares) at Dec. 31, 2010	4,624,514	25
Comprehensive income
Net income	0	0	0	3,583,546	0	0	3,583,546
Net unrealized holding on securities available-for-sale, net of tax	0	0	0	0	57,074	0	57,074
Total comprehensive income							3,640,620
Cash dividends declared - common stock	0	0	0	(2,613,143)	0	0	(2,613,143)
Cash dividends declared - preferred stock	0	0	0	(187,500)	0	0	(187,500)
Issuance of common stock	259,117	0	691,646	0	0	0	950,763
Issuance of common stock (in shares)	103,647	0
Balances at Dec. 31, 2011	$ 12,345,655	$ 2,500,000	$ 27,410,049	$ 1,151,751	$ 133,731	$ (2,622,777)	$ 40,918,409
Balances (in shares) at Dec. 31, 2011	4,728,161	25